12. Employee and Director Benefit Programs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee And Director Benefit Programs Details
Benefit obligation at beginning of period	$ 2,923	$ 2,607
Service cost	430	303
Interest cost	89	64
Benefits paid	(60)	(51)
Benefit obligation at end of period	$ 3,382	$ 2,923